Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

March 1, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Stratton Multi-Cap Fund, Inc.
Registration Nos. 2-44752 and 811-2297

Dear Sir or Madam:

On behalf of Stratton Multi-Cap Fund, Inc. (the “Company”), I have transmitted herewith for filing Post-Effective Amendment No. 61 to the Company’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act to bring the prospectus and statement of additional information for the Company in compliance with recent amendments to Form N-1A. The Company plans to file a post-effective amendment pursuant to paragraph (b) of Rule 485 on or before the effective date of the Amendment to update the Company’s financial information. The Amendment has been marked to show changes from the last Post-Effective Amendment for the Company.

Questions and comments may be directed to the undersigned at (215) 988-2959.

Very truly yours,

/s/ Joshua B. Deringer
Joshua B. Deringer